Performance Management	Aug. 01, 2025
Weitz Multisector Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

Since the Multisector Fund had not commenced operations prior to the date of this Prospectus, no calendar year performance information is available. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Multisector Fund by showing the variability of the Multisector Fund’s return as compared to the Bloomberg U.S. Aggregate Index, which is an unmanaged index that is generally representative of the market for investment grade U.S. dollar-denominated, fixed-rate taxable bonds. Performance information for the Multisector Fund will be available online at weitzinvestments.com or by calling us toll-free at 1-800-304-9745.

Performance One Year or Less [Text]	Since the Multisector Fund had not commenced operations prior to the date of this Prospectus, no calendar year performance information is available.
Performance Availability Website Address [Text]	weitzinvestments.com
Performance Availability Phone [Text]	1-800-304-9745
Weitz Core Plus Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

Since the Core Plus Fund had not commenced operations prior to the date of this Prospectus, no calendar year performance information is available. Once the Core Plus Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Core Plus Fund by showing the variability of the Core Plus Fund’s return as compared to the Bloomberg U.S. Aggregate Index, which is an unmanaged index that is generally representative of the market for investment grade U.S. dollar-denominated, fixed-rate taxable bonds. Performance information for the Core Plus Fund will be available online at weitzinvestments.com or by calling us toll-free at 1-800-304-9745.

Performance One Year or Less [Text]	Since the Core Plus Fund had not commenced operations prior to the date of this Prospectus, no calendar year performance information is available.
Performance Availability Website Address [Text]	weitzinvestments.com
Performance Availability Phone [Text]	1-800-304-9745